Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 56.7%
	Shares	Value ($)
U.S. Large Cap 56.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	470,690	34,303,865
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,094,955	32,052,817
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	520,887	26,580,860
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	910,604	27,527,550
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,940,421	58,426,088
Total		178,891,180
Total Equity Funds (Cost $144,394,893)		178,891,180

Exchange-Traded Fixed Income Funds 4.7%

Investment Grade 4.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	63,685	8,282,234
Vanguard Intermediate-Term Corporate Bond ETF	71,000	6,605,130
Total		14,887,364
Total Exchange-Traded Fixed Income Funds (Cost $14,580,661)		14,887,364

Fixed Income Funds 27.1%

Investment Grade 27.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,132,397	35,709,323
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,204,041	12,413,659
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,280,153	37,295,344
Total		85,418,326
Total Fixed Income Funds (Cost $81,757,441)		85,418,326
Residential Mortgage-Backed Securities - Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	5,925,000	6,165,703
04/19/2036- 04/14/2051	3.000%	11,975,000	12,555,452
04/14/2051	3.500%	5,975,000	6,309,460
Total Residential Mortgage-Backed Securities - Agency (Cost $25,137,141)			25,030,615

Options Purchased Puts 1.3%
Value ($)
(Cost $5,710,753)	4,092,265

Money Market Funds 9.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	30,153,693	30,150,677
Total Money Market Funds (Cost $30,151,209)		30,150,677
Total Investments in Securities (Cost: $301,732,098)		338,470,427
Other Assets & Liabilities, Net		(22,734,751)
Net Assets		315,735,676
At March 31, 2021, securities and/or cash totaling $2,350,397 were pledged as collateral.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	14	06/2021	USD	1,555,750	—	(42,000)
S&P 500 Index E-mini	98	06/2021	USD	19,440,260	387,712	—
U.S. Long Bond	30	06/2021	USD	4,637,813	—	(196,792)
U.S. Treasury 10-Year Note	52	06/2021	USD	6,808,750	—	(178,039)
U.S. Treasury 2-Year Note	3	06/2021	USD	662,180	—	(638)
U.S. Treasury 5-Year Note	81	06/2021	USD	9,995,273	—	(127,974)
U.S. Ultra Treasury Bond	23	06/2021	USD	4,168,031	—	(245,861)
Total					387,712	(791,304)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(53)	06/2021	EUR	(2,048,980)	—	(58,318)
FTSE 100 Index	(4)	06/2021	GBP	(267,180)	970	—
Hang Seng Index	(4)	04/2021	HKD	(5,663,200)	—	(15,779)
OMXS30 Index	(30)	04/2021	SEK	(6,561,750)	—	(14,657)
S&P 500 Index E-mini	(3)	06/2021	USD	(595,110)	—	(872)
S&P/TSX 60 Index	(4)	06/2021	CAD	(888,880)	831	—
Total					1,801	(89,626)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	46,482,813	117	3,100.00	12/16/2022	2,840,782	2,037,555
S&P 500 Index	JPMorgan	USD	35,756,010	90	3,000.00	12/16/2022	2,115,547	1,392,300
S&P 500 Index	JPMorgan	USD	13,110,537	33	3,200.00	12/16/2022	709,734	643,830
S&P 500 Index	JPMorgan	USD	794,578	2	2,600.00	12/16/2022	44,690	18,580
Total							5,710,753	4,092,265

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	11,000,000	22,441	—	—	22,441	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	27,377,686	12,548,379	(9,775,390)	2	30,150,677	—	(2)	6,821	30,153,693
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	46,350,701	—	(12,748,781)	701,945	34,303,865	—	2,561,468	—	470,690
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,792,541	2,276,164	(958,084)	(401,298)	35,709,323	—	(602)	—	3,132,397
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	7,488,076	22,981,083	(1)	1,583,659	32,052,817	—	—	—	2,094,955
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,157,073	24,594,624	—	829,163	26,580,860	—	—	—	520,887
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	28,622,786	—	(3,757,980)	2,662,744	27,527,550	—	385,668	—	910,604
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,548,504	1,124,142	[OutputRecords](254,014)	(4,973)	12,413,659	—	(7,231)	—	1,204,041
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	34,799,019	3,582,417	1	(1,086,093)	37,295,344	—	—	—	3,280,153
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	45,223,526	18,189,526	(7,391,646)	2,404,682	58,426,088	—	1,128,969	—	1,940,421
Total	237,359,912			6,689,832	294,460,184	—	4,068,270	6,821

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2021	3

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1QT7044_03_L01_(03/21)